Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Revenue And Other Operating Income [Abstract]
Revenues from energy sales	$ 1,174,150	$ 327,408
Revenues from other operating income services	$ 0	$ 67	$ 87,603